Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022		[1]	$ 208,893	$ (160,140)	$ 48,753
Balance (in Shares) at Dec. 31, 2022	64,160,890
Stock-based compensation			9,860		9,860
Exercise of warrants		[1]	703		703
Exercise of warrants (in Shares)	1,778,464
Issuance of ordinary shares, net issuance costs			22,496		22,496
Issuance of ordinary shares, net issuance costs (in Shares)	11,794,873
Net loss				(34,215)	(34,215)
Balance at Sep. 30, 2023		[1]	241,952	(194,355)	45,597
Balance (in Shares) at Sep. 30, 2023	77,734,227
Balance at Dec. 31, 2023		[1]	245,733	(203,640)	42,093
Balance (in Shares) at Dec. 31, 2023	77,925,095
Stock-based compensation			12,038		12,038
Exercise of warrants		[1]	204		204
Exercise of warrants (in Shares)	3,184,800
Net loss				(37,121)	(37,121)
Balance at Sep. 30, 2024		[1]	$ 257,975	$ (240,761)	$ 17,214
Balance (in Shares) at Sep. 30, 2024	81,109,895

[1]	Represents less than $1.